Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Accrued Liabilities [Abstract]
Schedule of Accrued Liabilities

Other accrued liabilities consisted of the following at:

	(in thousands)
	March 31, 2013	December 31, 2012
Customer deposits	$5,387	$4,080
Taxes - other	2,134	1,490
Interest payable	498	349
Sales return reserve	2,700	1,815
	$10,719	$7,734

Accrued liabilities consisted of the following at December 31:

	(thousands)
	2012	2011
Customer deposits	$4,080	$2,531
Taxes	1,490	763
Interest payable	349	-
Special cash distribution units	-	277
Sales return reserve	1,815	2,359
Total accrued liabilities	$7,734	$5,930